Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 234	$ 581
Business tax and surcharges	(41)	(43)
Net revenues	193	538
Cost of revenues	205	826
Gross loss	(12)	(288)
Operating expenses:
Selling expenses	213	359
General and administrative expenses	2,088	1,589
Research and development	0	16
Total operating expenses	2,301	1,964
Loss from continuing operations	(2,313)	(2,252)
Other income (expenses):
Interest expenses, net	(62)	(330)
(Loss) gains from long-term investments	23,647	(618)
Other income, net	73	199
Total other (expenses) income, net	23,658	(749)
(Loss) income from continuing operation before income taxes	21,345	(3,001)
Income tax expense	0	1
Net (loss) income from continuing operation	21,345	(3,002)
Net loss from discontinued operations, net of income taxes	0	(691)
Loss from disposal of discontinued operations, net of income taxes	(1,447)	0
Net loss from discontinued operations	(1,447)	(691)
Net (loss) income	19,898	(3,693)
Less: Net income attributable to non-controlling interests	3	232
Net (loss) income attributable to AirNet Technology Inc.	19,895	(3,925)
Foreign currency translation adjustment	597	(678)
Total comprehensive (loss) income	20,495	(4,371)
Less: Total comprehensive income attributable to non-controlling interests	3	230
Total comprehensive (loss) income attributable to AirNet Technology Inc.	$ 20,492	$ (4,601)
Weighted average number of ordinary shares outstanding
Basic	8,035,683	3,575,714
Diluted	8,035,683	3,575,714
Loss (earnings) per ordinary shares
Basic (in dollars per share)	$ 2.48	$ (1.10)
Diluted (in dollars per share)	$ 2.48	$ (1.10)